Summary of Status of Options Issued And Changes in Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares Available for Grant
Beggining Balance	51,601	1,077,352	1,057,414
Shares authorized for issuance		4,009,345
Options granted under the Plan		(5,054,317)	(440,000)
Restricted stock granted under the Plan		(250,000)
Options exercised
Options forfeited	849,689	269,221	459,938
Ending Balance	901,290	51,601	1,077,352
Outstanding Stock Options
Beggining Balance	6,628,555	1,893,303	1,913,241
Options granted under the Plan		5,054,317	440,000
Options exercised		(49,844)
Options forfeited	(849,689)	(269,221)	(459,938)
Balance at September 30, 2012	5,778,866	6,628,555	1,893,303
Exercisable at September 30, 2012	2,652,636	1,991,804
Options Outstanding Weighted-Average Exercise Price
Beggining Balance	$ 1.09	$ 1.36	$ 1.71
Options granted under the Plan		$ 1.03	$ 1.00
Options exercised
Options forfeited	$ 1.00	$ 1.53	$ 2.72
Balance at September 30, 2012	$ 1.11	$ 1.09	$ 1.36
Exercisable at September 30, 2012	$ 1.23	$ 1.31
Options Outstanding Aggregate Intrinsic Value
Balance at September 30, 2012
Exercisable at September 30, 2012